Other Obligations	12 Months Ended
Dec. 31, 2022
Other Obligations
Other Obligations

21.   Other Obligations

Other obligations comprise the following at December 31:

	2022			2021
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Payable to non-current asset suppliers	183	4,149	4,332	135	2,677	2,812
Guarantees and deposits	12	235	247	14	4,554	4,568
Contingent consideration	3,893	1,945	5,838	13,504	13,023	26,527
Tolling agreement liability	33,414	3,251	36,665	24,429	2,589	27,018
Total	37,502	9,580	47,082	38,082	22,843	60,925

In 2021 we disaggregated “Other liabilities” into an additional line to the balance sheet “Other obligations“ to separately present certain contractual obligations whose nature and function differs from other items presented in the “Other liabilities line”, so as to allow a better understanding of the Company´s financial position.

Contingent consideration

On February 1, 2018 the Company acquired 100% of the outstanding ordinary shares of Kintuck (France) SAS and Kintuck AS from a wholly-owned subsidiary of Glencore International AG (“Glencore”) and obtained control of both entities. The new subsidiaries were renamed as Ferroglobe Mangan Norge AS and Ferroglobe Manganèse France SAS. The Company completed the acquisition through its wholly-owned subsidiary Ferroatlántica., see Note 5. Consideration included both cash and contingent consideration.

The contingent consideration arrangement requires the Company to pay the former owners of Kintuck (France) SAS and Kintuck AS a sliding scale commission based on the silicomanganese and ferromanganese sales spreads of Ferroglobe Mangan Norge and Ferroglobe Manganèse France, up to a maximum amount of $60,000 thousand (undiscounted). The contingent consideration applies to sales made up to eight and a half years from the date of acquisition and if it applies, the payment is on annual basis. During 2022, the total payment made amounts to $18,931 thousand.

The potential undiscounted amount of all future payments that the Company could be required to make under the contingent consideration arrangement is between $nil thousand and $60,000 thousand.

The fair value of the contingent consideration arrangement as at December, 31, 2022 of $5,838 thousand (2021: $26,527 thousand) was estimated by applying the income approach based on a Monte Carlo simulation considering various scenarios of fluctuation of future manganese alloy spreads as well at the cyclicality of manganese alloy pricing. The fair value measurement is based on significant inputs that are not observable in the market, which IFRS 13 Fair Value Measurement refers to as Level 3 inputs. Key assumptions include discount rates of 10.7 percent and 11.5 percent for Ferroglobe Mangan Norge and Ferroglobe Manganèse France respectively (2021: 10.7 percent and 10.9 percent), volumes and manganese spread. Average simulated revenues in Ferroglobe Mangan Norge and Ferroglobe Manganèse France are between $137,871 thousand and $124,999 thousand per year (2021: between $245,292 thousand and $311,050 thousand). The liability has decreased primarily driven by a reduction in the manganese spread driven by higher manganese ore costs and lower selling prices combined with higher operational costs and impact of FX and inflation forecasts. Changes in the value of contingent consideration are presented in the income statement - other operating expense.

Sensitivity to changes in assumptions

Changing assumptions, could significantly affect the evaluation of the fair value of the contingent consideration. The following changes to the assumptions used in the Monte Carlo simulation could lead to the following changes in the fair value:

		Sensibility on		Sensibility on		Sensibility on
		discount rate		volumes		Mn Spread
	Contigent consideration	Decrease	Increase	Decrease	Increase	40%	60%
	December 31, 2022	by 10%	by 10%	by 10%	by 10%	percentil	percentil
Fair value contingent consideration	5,838	5,880	5,672	4,398	7,209	1,856	12,795

Tolling agreement liability

On August 30, 2019, Grupo FerroAtlántica, S.A.U. sold its 100% interest in the remainder of FerroAtlántica, S.A.U. to Kehlen Industries Management, S.L.U., an affiliate of U.S.-based TPG Sixth Street Partners. The FerroAtlántica, S.A.U. assets transferred by means of this transaction included ten hydroelectric power plants and the Cee-Dumbría ferroalloys manufacturing plant, all located in the province of A Coruña, Spain. Under the terms of the transaction, the Group will become exclusive off taker of finished products produced at the smelting plant at Cee and supplier of key raw materials to that facility pursuant to a tolling agreement expiring in 2060.

In November 2020, the Tribunal Superior de Justicia de Galicia dismissed the request of  separation of the Cee-Dumbria's hydroelectric plants and the ferroalloys plants. Grupo FerroAtlantica, S.A.U. appealed to the Supreme Court, in 2021 the appeal was dismissed. As of December 31, 2022, the liability recognized amounts to $36,665 thousand (€34,375 thousand). The liability recognized is considered the fair value of the tolling agreement liability as of December 31, 2022 since is approximately the amount to pay by the contract as penalty fee for an early termination of the agreement.